Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

In the opinion of management, the unaudited interim condensed consolidated financial statements reflect all adjustments of a normal recurring nature that are necessary for a fair presentation of the results for the interim periods presented. All significant intercompany transactions and balances are eliminated in consolidation. However, the results of operations included in such financial statements may not necessary be indicative of annual results.

The Company uses the same accounting policies in preparing quarterly and annual financial statements. Certain information and footnote disclosures normally included in the annual consolidated financial statements prepared in accordance with accounting principles generally accepted in the U.S. GAAP have been condensed or omitted. These unaudited condensed consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements and notes thereto included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2021 filed with the SEC on September 2, 2022 Form 10-K.

(a)	Basis of Presentation

The consolidated financial statements of Ideanomics, its subsidiaries and VIEs were prepared in accordance with U.S. GAAP and include the assets, liabilities, revenues and expenses of the subsidiaries over which the Company exercises control and, when applicable, entities for which the Company has a controlling financial interest or is the primary beneficiary. Intercompany transactions and balances are eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, as well as the related disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

On an ongoing basis, the Company evaluates its estimates, including those related to the bad debt allowance, collectability of notes receivable, sales returns, fair values of financial instruments, equity investments, stock-based compensation, intangible assets and goodwill, useful lives of intangible assets and property and equipment, asset retirement obligations, income taxes, and contingent liabilities, among others. The Company bases its estimates on assumptions, both historical and forward looking, that are believed to be reasonable, the results of which form the basis for making judgments about the carrying amounts of assets and liabilities.

(b)	Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses, as well as the related disclosure of contingent assets and liabilities. Actual results could differ from those estimates.

On an ongoing basis, the Company evaluates its estimates, including those related to the bad debt allowance, collectability of notes receivable, sales returns, fair values of financial instruments, equity investments, stock-based compensation, intangible assets and goodwill, useful lives of intangible assets and property and equipment, asset retirement obligations, income taxes, and contingent liabilities, among others. The Company bases its estimates on assumptions, both historical and forward looking, that are believed to be reasonable, the results of which form the basis for making judgments about the carrying amounts of assets and liabilities.

Cash and Cash Equivalents
(c)	Cash and Cash Equivalents

Cash consists of cash on hand, demand deposits, time deposits, and other highly liquid instruments with an original maturity of three months or less when purchased. Investments in money market or similar funds are evaluated in order to determine if the fund meets the definition of cash equivalents. The factors evaluated include the weighted-average maturity date of the fund’s underlying securities, the fund’s redemption policies, and if the fund’s investment attributes are consistent with the investment attributes of an SEC-registered money market fund. Refer to Note 22 for additional information on our credit and foreign currency risks.

Accounts Receivable, net
(d)	Accounts Receivable, net

Accounts receivable are recognized at invoiced amounts and do not bear interest. The Company maintains an allowance for doubtful accounts for estimated losses resulting from the inability of its customers to make required payments. The Company reviews its allowance for doubtful accounts receivable on an ongoing basis. In establishing the required allowance, management considers any historical losses, the customer’s financial condition, the accounts receivable aging, and the customer’s payment patterns. After all attempts to collect a receivable have failed and the potential for recovery is remote, the receivable is written off against the allowance.

Notes receivable
(e)	Notes receivable

Notes receivable consist of two convertible promissory notes for which the Company had elected the fair value option. The convertible notes receivable were recorded at fair value at the reporting period and any changes to fair value and foreign currency were recorded in earnings. Refer to Note 6 for additional information.

Property and Equipment, net
(f)	Property and Equipment, net

Property and equipment are stated at cost less accumulated depreciation. Expenditures for major renewals and improvements, which extend the original estimated economic useful lives of applicable assets, are capitalized. Expenditures for normal repairs and maintenance are charged to expense as incurred. The costs and related accumulated depreciation of assets sold or retired are removed from the accounts and any gain or loss thereon is recognized in the consolidated statement of operations. Depreciation is provided for on a straight-line basis over the estimated useful lives of the respective assets. The estimated useful life is 3 to 10 years for furniture and electronic equipment, 3 to 5 years for vehicles, 5 years for shop equipment and the lesser of lease terms or the estimated useful lives of the assets for leasehold improvements.

Construction in progress is stated at the lower of cost or fair value, which includes the cost of construction and other direct costs attributable to the construction. No provision for depreciation is made on construction in progress until such time as the relevant assets are completed and put into use. Construction in progress at December 31, 2020 represents Fintech Village under construction. The Company recorded impairment losses of $3.3 million and $2.3 million in the years ended December 31, 2020 and 2019, respectively, related to Fintech Village’s land, building and capitalized architect costs. Refer to Note 10 for additional information.

In the three months ended December 31, 2021, we closed on the sale of Fintech Village for $2.8 million, incurring commissions and fees of $0.2 million.

Asset Retirement Obligations

Asset retirement obligations generally apply to legal obligations associated with the retirement of a tangible long-lived asset that result from the acquisition, construction or development and the normal operation of a long-lived asset. If a reasonable estimate of fair value can be made, the fair value of a liability for an asset retirement obligation is recognized in the period in which it is incurred or a change in estimate occurs. Asset retirement costs associated with asset retirement obligations are capitalized with the carrying amount of the related long-lived assets and depreciated over the related asset’s estimated useful life. The Company’s asset retirement obligations as of December 31, 2020 were associated with the acquisition of Fintech Village, in which the Company was contractually obligated to remediate certain existing environmental conditions. Refer to Note 10 for additional information regarding Fintech Village.

The Company recorded impairment losses related to retirement asset costs of $0, $2.0 million and $1.5 million in the years ended December 31, 2021, 2020 and 2019, respectively. Refer to Note 10 for more information.

Business Combinations
(g)	Business Combinations

The Company includes the results of operations of the businesses that are acquired as of the acquisition date. The Company allocates the purchase price of the acquisitions to the assets acquired and liabilities assumed based on their estimated fair values. The excess of the purchase price over the fair values of identifiable assets and liabilities is recorded as goodwill. Acquisition-related expenses are recognized separately from the business combination and are expensed as incurred.

Contingent consideration in a business combination is included as part of the acquisition cost and is recognized at fair value as of the acquisition date. Fair value is generally estimated by using a probability-weighted discounted cash flow approach, Monte-Carlo simulation model, or scenario-based method. Any liability resulting from contingent consideration is remeasured to fair value at each reporting date until the contingency is resolved, and any changes in fair value are recognized in earnings.

Intangible Assets and Goodwill
(h)	Intangible Assets and Goodwill

The Company accounts for intangible assets and goodwill in accordance with ASC 350. ASC 350 requires that goodwill and intangible assets with indefinite useful lives no longer be amortized, but instead be evaluated for impairment at least annually. In accordance with ASC 350, goodwill is allocated to reporting units, which are either the operating segment or one reporting level below the operating segment. On an annual basis and more frequently based on triggering events, as of October 1 of each year, management reviews goodwill for impairment by first assessing qualitative factors to determine whether the existence of events or circumstances makes it more-likely-than-not that the fair value of a reporting unit is less than its carrying amount. If it is determined that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, goodwill is further tested for impairment by comparing the carrying amount to the estimated fair value of its reporting units, determined using externally quoted prices (if available) or a discounted cash flow model and, when deemed necessary, a market approach. Goodwill impairment, if any, is measured as the amount by which a reporting unit’s carrying amount exceeds its fair value.

Application of goodwill impairment tests requires significant management judgment, including the identification of reporting units, assigning assets, liabilities and goodwill to reporting units and determination of fair value of each reporting unit. Judgment applied when performing the qualitative analysis includes consideration of macroeconomic, industry and market conditions, overall financial performance of the reporting unit, composition, personnel or strategy changes affecting the reporting unit and recoverability of asset groups within a reporting unit. Judgments applied when performing the quantitative analysis includes estimating future cash flows, determining appropriate discount rates, and making other assumptions. Changes in these judgments, estimates and assumptions could materially affect the determination of fair value for each reporting unit.

The Company recorded an impairment loss of $101.5 million and $18.1 million related to goodwill in the year ended December 31, 2021 and 2020, respectively. Refer to Note 11 for additional information.

The Company has other intangible assets, excluding goodwill, which consist primarily of patents, trademarks, brands and land use rights, which are generally recorded in connection with acquisitions at their fair value. Intangible assets with estimable lives are amortized, generally on a straight-line basis, over their respective estimated useful lives to their estimated residual values and reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

Title plant consists of costs incurred to construct the title plant and to obtain, organize and summarize historical information for Glenn County title searches. These costs were capitalized until such time as the plant was deemed operational to conduct title searches and issue title insurance policies. Management has determined that the title plant has been properly maintained, has an indeterminable life, and in accordance with ASC 950, has not been amortized. The costs to maintain the current status of the title plant are recorded as a current period expense.

The Company recorded impairment losses related to intangible assets acquired in various acquisitions of $50.6 million and $20.4 million in the years ended December 31, 2021 and 2020, respectively. The Company recorded an impairment loss related to a secure mobile financial information, social and messaging platform of $5.7 million in the year ended December 31, 2019. Refer to Note 11 for additional information.

Digital Currency
(i)	Digital Currency

In the past, the Company has enter into transactions denominated in digital currency, which may consist of GTB Bitcoin, Ethereum and/or other types of digital currency.

Digital currency is a type of digital asset that is not a fiat currency and is not backed by hard assets or other financial instruments. As a result, the value of digital currency is determined by the value that various market participants place on the respective digital currencies through their transactions. Holders of digital currency make or lose money from buying and selling digital currency.

Given that there is limited precedent regarding the classification and measurement of cryptocurrencies and other digital currencies under U. S. GAAP at the time of the transactions, the Company determined to account for these currencies as indefinite-lived intangible assets in accordance with ASC 350.

In the year ended December 31, 2019, the Company entered into transactions in which it received 8.3 million GTB, valued at the time at $61.1 million. On October 29, 2019, GTB had an unexpected significant decline in quoted price, from $17.00 to $1.84. This decline continued through the three months ended December 31, 2019, and on December 31, 2019 the quoted price was $0.23. As a result of this decline in quoted price, and its inability to convert GTB into other digital currencies which were more liquid, or fiat currency, the Company performed an impairment analysis and recorded an impairment loss of $61.1 million. Refer to Note 11 for additional information.

Inventory

Inventory

Inventories, which include the costs of material, labor and overhead, are stated at the lower of cost or net realizable value, with cost generally computed on a FIFO basis. Estimated losses from obsolete and slow-moving inventories are recorded to reduce inventory values to their estimated net realizable value and are charged to costs of revenue. At the point of loss recognition, a new cost basis for that inventory is established and subsequent changes in facts and circumstances do not result in a recovery in carrying value.

The composition of inventory is as follows (in thousands)~~:~~

	September 30, 2022	December 31, 2021
Raw materials	$5,746	$245
Work in progress	10,470	90
Finished goods	13,314	5,824
Total	$29,530	$6,159

The majority of the inventory is held in US Hybrid, Solectrac and Energica entities and represents finished assemblies and sub assemblies to be used in delivering electric motorcycles, electric powertrain components and electric tractors to customers, respectively.

(j)	Inventory

Inventories, which include the costs of material, labor and overhead, are stated at the lower of cost or net realizable value, with cost generally computed on a first-in, first-out basis. Estimated losses from obsolete and slow-moving inventories are recorded to reduce inventory values to their estimated net realizable value and are charged to costs of revenue. At the point of loss recognition, a new cost basis for that inventory is established and subsequent changes in facts and circumstances do not result in a recovery in carrying value.

The majority of the inventory represents finished assemblies and sub assemblies to be used in delivering electric powertrain components and electric tractors to customers.

There were no inventories as of December 31, 2020, as the inventories were acquired with the 2021 Acquisitions.

The composition of inventory is as follows (in thousands):

December 31,
2021
Raw materials	$245
Work in progress	90
Finished goods	5,824
Total	$6,159

The following table summarizes the movement in the inventory reserve (in thousands):

December 31,
2021
Balance at the beginning of the year	$—
Increases	(856)
Decreases	—
Balance at the end of the year	$(856)

Long-term Investments

(j)Long-term Investments

The Company accounts for equity investments through which management exercises significant influence but does not have control over the investee under the equity method. Under the equity method, the investment is initially recorded at cost and adjusted for the Company’s share of undistributed earnings or losses of the investee. The Company’s share of losses is not recognized when the investment is reduced to zero unless the Company guarantees the investees’ obligations or has committed to providing additional funding.

The equity investments which are not consolidated or accounted for under the equity method are either carried at fair value or under the measurement alternative upon the adoption of the ASU No. 2016-1.

The Company utilizes the measurement alternative for equity investments that do not have readily determinable fair values and measures these investments at cost less impairment plus or minus observable price changes in orderly transactions for an identical or similar investment of the same issuer.

The Company classifies its long-term investments as non-current assets on the consolidated balance sheets.

Impairment of Investments

Management periodically reviews long-term investments for impairment whenever events or changes in business circumstances indicate that the carrying amount of the investment may not be fully recoverable. Management considers impairment indicators such as negative changes in industry and market conditions, financial performance, business prospects, and other relevant events and factors. If indicators exist and the fair value of the investment is below the carrying amount, an impairment loss is recorded to record the investment at fair value. The Company recorded impairment losses of $1.5 million, $0.2 million and $3.0 million in the years ended December 31, 2021, 2020 and 2019, respectively, for equity investments accounted for under the measurement alternative, and recorded impairment losses of $7.9 million, $16.7 million and $13.1 million in the years ended December 31, 2021, 2020 and 2019, respectively, for investments accounted for as equity method investments. Refer to Note 12 for additional information on impairment losses related to investments.

Leases

(k)    Leases

The Company leases certain office space and equipment from third-parties. Leases with an initial term of 12 months or less are not recorded on the balance sheet and lease expense is recognized on a straight-line basis over the lease term. For leases beginning in 2019 and later, at the inception of a contract management assesses whether the contract is, or contains, a lease. The assessment is based on: (1) whether the contract involves the use of a distinct identified asset, (2) whether the right to substantially all the economic benefit from the use of the asset throughout the period is obtained, and (3) whether the Company has the right to direct the use of the asset. At the inception of a lease, management allocates the consideration in the contract to each lease component based on its relative stand-alone price to determine the lease payments. The Company accounts for lease components (e.g., fixed payments including rent, real estate taxes and insurance costs) separately from the non-lease components (e.g., common-area maintenance costs).

Leases may include one or more options to renew, with renewal terms that can extend the lease term from one year or more. Renewal periods are included in the lease term only when renewal is reasonably certain, which is a high threshold and requires management to apply judgment to determine the appropriate lease term. The Company’s leases do not include options to purchase the leased property. The depreciable life of assets and leasehold improvements are limited by the expected lease term. Certain lease agreements include rental payments adjusted periodically for inflation. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants. All of the Company’s leases are classified as operating leases. The Company has elected not to recognize right-of-use assets and lease liabilities for short-term leases that have a term of 12 months or less. The effect of short-term leases and initial direct costs on our right-of-use asset and lease liability was not material.

ASC 842 requires the Company to make certain assumptions and judgments in applying the guidance, including determining whether an arrangement includes a lease, determining the term of a lease when the contract has renewal or cancellation provisions, and determining the discount rate.

As the rate implicit in the lease is not usually available, the Company used an incremental borrowing rate based on the information available at the adoption date of ASC 842 in determining the present value of lease payments for existing leases. The Company uses information available at the lease commencement date, or in the event of leases assumed in a business combination, the acquisition date, to determine the discount rate for any new leases.

In the years ended December 31, 2021 and 2020, the Company recorded impairment losses of $0.1 million and $6.3 million related to right of use assets subsequent to vacating the real estate. The Company did not record impairment losses related to right of use assets for the year ended December 31, 2019.

Refer to Note 13 for additional information.

Product Warranties

Product Warranties

The acquired EV entities’ standard product warranty terms generally include post-sales support and repairs or replacement of a product at no additional charge for a specified period of time. Accruals for estimated expenses related to product warranties are made at the time revenue is recognized and are recorded as a component of costs of revenue. The acquired EV entities estimate the liability for warranty claims based on standard warranties, the historical frequency of claims and the cost to replace or repair products under warranty. Factors that influence the warranty liability include the number of units sold, the length of warranty term, historical and anticipated rates of warranty claims and the cost per claim. The warranty liability as of September 30, 2022 is $0.6 million and is included in “Other long-

term liabilities” within the condensed consolidated balance sheet. The warranty liability has not changed substantially subsequent to WAVE’s acquisition.

(l)    Product Warranties

Certain of the Company’s products are sold subject to standard product warranty terms, which generally include post-sales support and repairs or replacement of a product at no additional charge for a specified period of time. Accruals for estimated expenses related to product warranties are made at the time revenue is recognized and are recorded as a component of costs of revenue. The Company estimates the liability for warranty claims based on standard warranties, the historical frequency of claims and the cost to replace or repair products under warranty. Factors that influence the warranty liability include the number of units sold, the length of warranty term, historical and anticipated rates of warranty claims and the cost per claim. The warranty liability as of December 31, 2021 is $0.5 million and is included in “Other current liabilities” within the consolidated balance sheet. The warranty liability has not changed substantially subsequent to WAVE’s acquisition.

Convertible Promissory Notes

(m)    Convertible Promissory Notes

The Company accounts for its convertible notes at issuance by allocating the proceeds received among freestanding instruments according to ASC 470, based upon their relative fair values. The fair value of debt and common stock is determined based on the closing price of the common stock on the date of the transaction, and the fair value of warrants, if any, is determined using the Black-Scholes Merton option-pricing model. Convertible notes are subsequently carried at amortized cost. The fair value of warrants is recorded as additional paid-in capital, with a corresponding debt discount from the face amount of the convertible note.

The discounts on the convertible notes, consisting of amounts ascribed to warrants are amortized to interest expense, using the effective interest method, over the terms of the related convertible notes.

Each convertible note is also analyzed for the existence of embedded derivatives, which may require bifurcation from the convertible note and separate accounting treatment.

The Company also analyzes the features of its convertible notes which, when triggered, mandate a downward adjustment to the instrument’s strike price (or conversion price) if equity shares are issued at a lower price (or equity-linked financial instruments are issued at a lower strike price) than the instrument’s then-current strike price. The purpose of the feature is typically to protect the instrument’s counterparty from future issuances of equity shares at a more favorable price.

Fair Value Measurements

(n)    Fair Value Measurements

U.S. GAAP requires the categorization of financial assets and liabilities, based on the inputs to the valuation technique, into a three-level fair value hierarchy. The various levels of the fair value hierarchy are described as follows:

●	Level 1 - Unadjusted quoted market prices for identical assets and liabilities in an active market that the Company has the ability to access.
●	Level 2 - Quoted prices in markets that are not active or model inputs that are observable for substantially the full term of the asset or liability.
●	Level 3 - Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.

The fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

The Company reviews the valuation techniques used to determine if the fair value measurements are still appropriate on an annual basis, and evaluates and adjusts the unobservable inputs used in the fair value measurements based on current market conditions and third-party information.

The fair values of certain financial assets and liabilities, such as cash and cash equivalents, accounts receivable, notes receivable, accrued expenses and other current liabilities approximate carrying amounts because of the short-term nature of these instruments. Investments that are classified as available-for-sale are measured at fair value on a recurring basis.

Our financial and non-financial assets and liabilities that are measured at fair value on a nonrecurring basis include goodwill and other intangible assets, asset retirement obligations, and adjustment in carrying amount of equity securities for which the measurement alternative of cost less impairment plus or minus observable price changes is used.

Assets and Liabilities Held for Sale

(o)    Assets and Liabilities Held for Sale

The Company classifies assets and liabilities (disposal group) to be sold as held for sale in the period in which all of the following criteria are met: (1) management, having the authority to approve the action, commits to a plan to sell the disposal groups; (2) the disposal group is available for immediate sale in its present condition subject only to terms that are usual and customary for sales of such disposal group; (3) an active program to locate a buyer and other actions required to complete the plan to sell the disposal group have been initiated; (4) the sale of the disposal group is probable, and (5) transfer of the disposal group is expected to qualify as a completed sale within one year, except if events or circumstances beyond the Company’s control extend the period of time required to sell the disposal group beyond one year; (6) the disposal group is being actively marketed for sale at a price that is reasonable in relation to its current fair value; and (7) actions required to complete the plan indicate that it is unlikely that significant changes to the plan will be made or that the plan will be withdrawn.

The Company initially measures a disposal group that is classified as held for sale at the lower of its carrying amount or fair value less any costs to sell. Any loss resulting from this measurement is recognized in the period in which the held for sale criteria are met. Gains are not recognized on the sale of a disposal group until the date of sale. The Company assesses the fair value of a disposal group, less any costs to sell, each reporting period it remains classified as held for sale and reports any subsequent losses as an adjustment to the carrying amount of the disposal group.

As part of this assessment, the Company also evaluates the criteria for reporting the disposal group as a discontinued operation. Factors which the Company considers includes, but is not limited to, the level of continuing involvement, if any, whether the disposal constitutes a strategic shift, and the relative magnitude of revenue, net income or loss, and total assets.

Foreign Currency Translation

(p)    Foreign Currency Translation

The Company uses the United States dollar as its reporting currency. The Company’s worldwide operations utilize the local currency or USD as the functional currency, where applicable. For certain foreign subsidiaries, USD is used as the functional currency. This occurs when the subsidiary is considered an extension of the parent. The functional currency of certain subsidiaries and VIEs located in the PRC and Hong Kong is either the RMB or HKD. In the consolidated financial statements, the financial information of the entities which use RMB and HKD as their functional currency has been translated into USD: assets and liabilities are translated at the exchange rates on the balance sheet date, equity amounts are translated at the historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the period. Translation adjustments arising from these are reported as foreign currency translation adjustments and are shown as a component of “Accumulated other comprehensive loss” in the equity section of the consolidated balance sheets.

Transactions denominated in currencies other than functional currency are translated into the functional currency using the exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies at the balance sheet date are translated in the functional currency at the applicable rates of exchange in effect at the balance sheet date. Foreign currency (gains) losses of $0.2 million, $(0.1) million, and $0.1 million were recorded in the years ended December 31, 2021, 2020, and 2019, respectively.

Escrow and Trust Deposits

(q)    Escrow and Trust Deposits

In providing escrow services, the Company holds funds for others in a fiduciary capacity, pending completion of real estate transactions. A separate, self-balancing set of accounting records is maintained to record escrow transactions. Escrow trust funds held for others are not the Company’s and, therefore, are excluded from the consolidated balance sheet, however, the Company remains contingently liable for the disposition of these deposits. Escrow trust balances at December 31, 2021 were $21.4 million. It is a common industry practice for financial institutions where escrow funds are deposited to either reimburse or to directly provide for certain costs related to the delivery of escrow services. The Company follows the practice of non-recognition of costs borne by the financial institution where escrow funds are deposited.

There were no escrow trust balances as of December 31, 2020 as these were acquired with the acquisition of Timios in January 2021.

Revenue Recognition

Revenue

For product sales, the acquired EV entities consider practical and contractual limitations in determining whether there is an alternative use for the product. For example, long-term design and build contracts are typically highly customized to a customer’s specifications. For contracts with no alternative use and an enforceable right to payment for work performed to date, including a reasonable profit if the contract were terminated at the customer’s convenience for reason other than nonperformance, the acquired EV entities recognize revenue over time. All other product sales are recognized at a point in time.

For contracts recognized over time, the acquired EV entities have historically used the cost-to-total cost method to recognize the revenue over the life of the contract.

For contracts recognized at a point in time, the acquired EV entities recognize revenue when control passes to the customer, which is generally based on shipping terms that address when title and risk and rewards pass to the customer. However, the acquired EV entities also consider certain customer acceptance provisions as certain contracts with customers include installation, testing, certification or other acceptance provisions. In instances where contractual terms include a provision for customer acceptance, the acquired EV entities consider whether they have previously demonstrated that the product meets objective criteria specified by either the seller or customer in assessing whether control has passed to the customer.

For service contracts, the acquired EV entities recognize revenue as the services are rendered if the customer is benefiting from the service as it is performed, or otherwise upon completion of the service. Separately priced extended warranties are recognized as a separate performance obligation over the warranty period.

The transaction price in the acquired EV entities’ contracts consists of fixed consideration and the impact of variable consideration including returns, rebates and allowances, and penalties. Variable consideration is generally estimated using a probability-weighted approach based on historical experience, known trends, and current factors including market conditions and status of negotiations.

For design and build contracts, the acquired entities may at times collect progress payments from the customer throughout the term of the contract, resulting in contract assets or liabilities depending on the timing of the payments. Contract assets consist of unbilled amounts when revenue recognized exceeds customer billings. Contract liabilities consist of advance payments and billings in excess of revenue recognized.

Design and engineering costs for highly complex products to be sold under a long-term production-type contract are deferred and amortized in a manner consistent with revenue recognition of the related contract or anticipated contract. Other design and development costs are deferred only if there is a contractual guarantee for reimbursement. Costs to obtain a contract (e.g., commissions) for contracts greater than one year are deferred and amortized in a manner consistent with revenue recognition of the related contract.

(r)    Revenue Recognition General

The Company recognizes revenue when its customer obtains control of promised goods or services in an amount that reflects the consideration which the Company expects to receive in exchange for those goods or services. For most of the Company’s customer arrangements, control transfers to customers at a point in time, as that is generally when legal title, physical possession and risk and rewards of goods/services transfer to the customer. In certain arrangements, control transfers over time as the customer simultaneously receives and consumes the benefits as the Company completes the performance obligations.

Our contracts with customers may include multiple performance obligations. For such arrangements, revenue is allocated to each performance obligation based on its relative standalone selling price. Standalone selling prices are based on the observable prices charged to customers or adjusted market assessment or using expected cost-plus margin when one is available. Adjusted market assessment price is determined based on overall pricing objectives taking into consideration market conditions and entity specific factors.

The Company performs an analysis of the relevant terms of its sales contracts, including whether or not it controls the product prior to sale, whether or not it incurs inventory risk, and other factors in order to determine if revenue should be recorded as a principal or agent.

Certain customers may receive discounts or rebates, which are accounted for as variable consideration. Variable consideration is estimated based on the expected amount to be provided to customers, and initially reduces revenues recognized.

The Company records deferred revenues when cash payments are received or due in advance of performance, including amounts which are refundable.

The Company does not disclose the value of unsatisfied performance obligations for contracts with an original expected length of one year or less. The Company expenses as incurred any commissions or other fees which, if capitalizable, would have an amortization period of less than one year.

The Company recognizes revenue either on a Principal or Agent basis, depending on the terms of the underlying transaction, including the ability to control the product and the level of inventory risk taken. Revenues recognized in a Principal capacity are reported gross, while revenues recognized as an Agent are reported net.

Substantially all of the deferred revenue as of December 31, 2019 was recognized as revenue in the year ended December 31, 2020.

Title, Closing and Appraisal Revenue

Premiums from title insurance policies written by independent agencies are recognized net of commission costs when the policies are reported to the Company upon the closing of a transaction and not before the effective date of the policy. Regulation of title insurance rates varies by state. Premiums are charged to customers based on rates predetermined in coordination with each states’ respective Department of Insurance.

A closing or escrow is a transaction pursuant to an agreement of a buyer, seller, borrower, or lender wherein an impartial third-party, such as the Company, acts in a fiduciary capacity on behalf of the parties in accordance with the terms of such agreement in order to accomplish the directions stated therein. Services provided include, among others, acting as escrow or other fiduciary agent, obtaining releases, and conducting the actual closing or settlement. Closing and escrow fees are recognized upon closing of the escrow, which is generally at the same time of the closing of the related real estate transaction.

Revenue from appraisal services are primarily related to establishing the ownership, legal status and valuation of the property in a real estate transaction. In these cases, the Company does not issue a title insurance policy or perform duties of an escrow agent. Revenues from these services are recognized upon delivery of the service to the customer.

EV and Related Revenue

For product sales, the Company considers practical and contractual limitations in determining whether there is an alternative use for the product. For example, long-term design and build contracts are typically highly customized to a customer’s specifications. For contracts with no alternative use and an enforceable right to payment for work performed to date, including a reasonable profit if the contract were terminated at the customer’s convenience for reason other than nonperformance, the Company recognizes revenue over time. All other product sales are recognized at a point in time.

For contracts recognized over time, revenue is determined each quarter, on the basis of accumulated project expenses in relation to estimated accumulated project expenses upon completion.

For contracts recognized at a point in time, the Company recognizes revenue when control passes to the customer, which is generally based on shipping terms that address when title and risk and rewards pass to the customer. However, the Company also considers certain customer acceptance provisions as certain contracts with customers include installation, testing, certification or other acceptance provisions. In instances where contractual terms include a provision for customer acceptance, the Company considers whether it has previously demonstrated that the product meets objective criteria specified by either the seller or customer in assessing whether control has passed to the customer.

For service contracts, the Company recognizes revenue as the services are rendered if the customer is benefiting from the service as it is performed, or otherwise upon completion of the service. Separately priced extended warranties are recognized as a separate performance obligation over the warranty period.

The transaction price in the contracts consists of fixed consideration and the impact of variable consideration including returns, rebates and allowances, and penalties. Variable consideration is generally estimated using a probability-weighted approach based on historical experience, known trends, and current factors including market conditions and status of negotiations.

For design and build contracts, the Company may at times collect progress payments from the customer throughout the term of the contract, resulting in contract assets or liabilities depending on the timing of the payments. Contract assets consist of unbilled amounts when revenue recognized exceeds customer billings. Contract liabilities consist of advance payments and billings in excess of revenue recognized. Costs to obtain a contract (e.g., commissions) for contracts greater than one year are deferred and amortized in a manner consistent with revenue recognition of the related contract.

The Company enters into contracts with governmental agencies for services and products. These contracts are analyzed in order to determine if they should be accounted for under a revenue recognition model pursuant to ASC 606 or a grant model pursuant to ASC 958. If accounted for pursuant to a grant model, the Company must determine if the grant is conditional or unconditional, and if conditional any barriers exist which must be overcome. If unconditional, the grant is recognized as revenue immediately, and if conditional, the grant is recognized as revenue as and when the barriers are overcome. The significant barrier to the current conditional grants are that the expenses incurred must meet the qualifications as established by the respective governmental agencies, so that the grant revenue is recognized as the qualified expenses are incurred. Revenue recorded pursuant to a grant model are recorded as “Other revenue.”

Advertising and Marketing Costs

(s)    Advertising and Marketing Costs

Advertising and marketing costs are expensed as incurred. Advertising and marketing costs were $2.3 million, $0.2 million and $24,394 in the years ended December 31, 2021, 2020 and 2019, respectively.

Research and Development Costs

(t)    Research and Development Costs

The Company expenses research and development costs, which may be incurred for the design, development, experimentation and testing of products related to the automotive industry.

Share-Based Compensation

(u)    Share-Based Compensation

The Company awards share options and other equity-based instruments to its employees, directors and consultants (collectively “share-based payments.”) Compensation cost related to such awards is measured based on the fair value of the instrument on the grant date. The Company recognizes the compensation cost over the period the individual is required to provide service in exchange for the award, which generally is the vesting period. The amount of cost recognized is adjusted to reflect the effect of forfeiture as they occur. When no future services are required to be performed by the individual in exchange for an award of equity instruments, and if such award does not contain a performance or market condition, the cost of the award is expensed on the grant date. The Company recognizes compensation cost for an award with only service conditions that has a graded vesting schedule on a straight-line basis over the requisite service period for the entire award, provided that the cumulative amount of compensation cost recognized at any date at least equals the portion of the grant-date value of such award that is vested at that date. For options with market conditions, the fair value of each award is estimated on the date of grant using a Monte-Carlo valuation model and the fair value of each option recognized as compensation expense over the derived service period. For options with performance conditions, the fair value of each award is estimated on the date of grant using the Black-Scholes Merton valuation model and the fair value of each option recognized as compensation expense over the implicit service period. When using the Black-Scholes model to determine the fair value of the awards granted, management noted it could not rely on its historical exercise data to develop an accurate expected term as the Company has made significant structural changes in its business via multiple acquisitions and divestures over the last few years. Thus, the Management deemed the Company’s use of the “simplified” method to develop the estimate of the expected term for the stock options to be appropriate. The simplified method uses the mid-point between the vesting period and the contractual term for each grant as the expected term.

Income Taxes

(v)    Income Taxes

The Company accounts for income taxes in accordance with the asset and liability method. Deferred taxes are recognized for the future tax consequences attributable to temporary differences between the carrying amounts of assets and liabilities for financial statement purposes and income tax purposes using enacted rates expected to be in effect when such amounts are realized or settled. The effect on deferred taxes of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is established, as needed, to reduce the amount of deferred tax assets if it is considered more-likely-than-not that some portion or all of the deferred tax assets will not be realized.

The Company recognizes the effect of uncertain income tax positions only if those positions are more-likely-than-not of being sustained. Recognized income tax positions are measured at the largest amount that is greater than 50.0% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company’s policy is to record interest and penalties related to income taxes as a component of income tax expense. There were no material interest or penalties for the years ended December 31, 2021, 2020 and 2019, respectively.

On December 22, 2017, the TCJA was signed into law, which among other effects, reduces the U.S. federal CIT rate to 21.0% from 34.0% (or 35.0% in certain cases) beginning in 2019, and requires companies to pay a one-time transition tax on certain unrepatriated earnings from non-U.S. subsidiaries that is payable over eight years. No tax was due under this provision. The TCJA also makes the receipt of future non-U.S. sourced income of non-U.S. subsidiaries tax-free to U.S. companies and creates a new minimum tax on the earnings of non-U.S. subsidiaries relating to the parent’s deductions for payments to the subsidiaries.

Net Loss Per Share Attributable to Ideanomics Shareholders

(w)    Net Loss Per Share Attributable to Ideanomics Shareholders

Net loss per share attributable to our shareholders is computed in accordance with ASC 260. The two-class method is used for computing earnings per share. Under the two-class method, net income is allocated between common shares and participating securities based on dividends declared (or accumulated) and participating rights in undistributed earnings as if all the earnings for the reporting period had been distributed. The Company’s convertible redeemable preferred shares are participating securities because the holders are entitled to receive dividends or distributions on an as converted basis. For the years presented herein, the computation of basic loss per share using the two-class method is not applicable as the Company is in a net loss position and net loss is not allocated to other participating securities, since these securities are not obligated to share the losses in accordance with the contractual terms.

Basic net loss per share is computed by dividing net loss attributable to Ideanomics common shareholders by the weighted average number of common shares outstanding during the period. Options and warrants are not considered outstanding in computation of basic earnings per share. Diluted net loss per share is computed by dividing net loss attributable to Ideanomics common shareholders by the weighted-average number of common shares and potential common shares outstanding during the period under the treasury stock method. Potential common shares include options and warrants to purchase common shares, preferred shares and convertible promissory notes, unless they were anti-dilutive. The computation of diluted net loss per share does not assume conversion, exercise, or contingent issuance of securities that would have an anti-dilutive effect (i.e. an increase in earnings per share amounts or a decrease in loss per share amounts) on net loss per share.

Recently Adopted Accounting Pronouncements and Accounting Pronouncements Not Yet Adopted

Recently Adopted Accounting Pronouncements

In December 2019, the FASB issued ASU No. 2019-12, which simplifies the accounting for income taxes by removing certain exceptions currently provided for in ASC 740 and by amending certain other requirements of ASC 740. The Company adopted ASU 2019-12 effective January 1, 2021. The effect of the adoption of ASU 2019-12 was not material.

In August 2020, the FASB issued ASU No. 2020-06, which simplifies the accounting for convertible instruments by reducing the number of accounting models for convertible debt instruments and convertible preferred stock. Limiting the accounting models results in fewer embedded conversion features being separately recognized from the host contract as compared with current U.S. GAAP. Convertible instruments that continue to be subject to separation models are (1) those with embedded conversion features that are not clearly and closely related to the host contract, that meet the definition of a derivative, and that do not qualify for a scope exception from derivative accounting, and (2) convertible debt instruments issued with substantial premiums for which the premiums are recorded as additional paid-in capital. ASU 2020-06 also amends the guidance for the derivatives scope exception for contracts in an entity’s own equity to reduce form-over-substance-based accounting conclusions. The Company adopted ASU 2020-06 effective January 1, 2021. As the Company had no outstanding convertible instruments as of that date, the adoption of ASU 2020-06 had no effect.

In May 2021, the FASB issued ASU No. 2021-04, which provides guidance on modifications or exchanges of a freestanding equity-classified written call option that is not within the scope of another Topic. An entity should treat a modification of the terms or conditions or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange as an exchange of the original instrument for a new instrument, and provides further guidance on measuring the effect of a modification or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange. ASU 2021-04 also provides guidance on the recognition of the effect of a modification or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange on the basis of the substance of the transaction, in the same manner as if cash had been paid as consideration. The Company adopted ASU 2021-04 on January 1, 2022. The Company has no freestanding equity-classified written call options. The effect will largely depend on the terms of written call options or financings issued or modified in the future.

Accounting Pronouncements Not Yet Adopted

In June 2016, the FASB issued ASU No. 2016-13, which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss model which requires the use of forward-looking information to calculate credit loss estimates. It also eliminates the concept of other-than-temporary impairment and requires credit losses related to available-for-sale debt securities to be recorded through an allowance for credit losses rather than as a reduction in the amortized cost basis of the securities. These changes will result in earlier recognition of credit losses. In November 2019, the FASB issued ASU 2019-10, which defers the effective date of ASU 2016-13 to fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, for public entities which meet the definition of a smaller reporting company on the date the ASU was issued. The Company will adopt ASU 2016-13 effective January 1, 2023. Management is currently evaluating the effect of the adoption of ASU 2016-13 on the consolidated financial statements. The effect will largely depend on the composition and credit quality of our investment portfolio and the economic conditions at the time of adoption.

In October 2021, the FASB issued ASU No. 2021-08, which will require companies to apply the definition of a performance obligation under ASC Topic 606 to recognize and measure contract assets and contract liabilities (i.e., deferred revenue) relating to contracts with customers that are acquired in a business combination. Under current U.S. GAAP, an acquirer generally recognizes assets acquired and liabilities assumed in a business combination, including contract assets and contract liabilities arising from revenue contracts with customers, at fair value on the acquisition date. ASU No. 2021-08 will result in the acquirer recording acquired contract assets and liabilities on the same basis that would have been recorded by the acquiree before the acquisition under ASC Topic 606. ASU No. 2021-08 is effective for fiscal years beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the impact of this ASU on its financial statements and the effects will be based upon the contract assets and liabilities acquired in the future.

Recently Adopted Accounting Pronouncements

In February 2016, the FASB issued ASU No. 2016-02 which requires lessees to recognize a right-of-use asset and lease liability for all leases. Recognition, measurement and presentation of expenses depends on classification as a finance or operating lease. The Company adopted ASU 2016-02 as of January 1, 2019, using a modified retrospective transition method. The Company elected the practical expedient to not apply the provisions of ASC 842 to leases of twelve months or less.

The lease liability was based on the present value of the remaining minimum lease payments, determined under ASC 842, discounted using the Company’s incremental borrowing rate at the effective date of January 1, 2019, using the original lease term as the tenor. As permitted under the transition guidance, the Company elected the package of practical expedients that permitted the Company to not reassess (1) whether a contract is or contains a lease, (2) the classification of existing leases, and (3) whether previously capitalized costs continue to qualify as initial indirect costs. The application of the practical expedients did not have a significant impact on the measurement of the operating lease liability. The adoption of ASU 2016-02 resulted in the recording of operating right-of-use assets and the related lease liabilities of $3.6 million and $3.7 million, respectively, as of January 1, 2019. The difference between the additional right-of-use assets and lease liabilities was immaterial. The adoption of ASU 2016-02 did not materially impact the consolidated statement of operations and had no impact on the consolidated statement of cash flows. Refer to Note 13 for additional information.

In July 2017, the FASB issued ASU No. 2017-11, which applies to issuers of financial instruments with down round features. A down round feature is a term in an equity-linked financial instrument (i.e. a freestanding warrant contract or an equity conversion feature embedded within a host debt or equity contract) that triggers a downward adjustment to the instrument’s strike price (or conversion price) if equity shares are issued at a lower price (or equity-linked financial instruments are issued at a lower strike price) than the instrument’s then-current strike price. The purpose of the feature is typically to protect the instrument’s counterparty from future issuances of equity shares at a more favorable price. ASU 2017-11 amends (1) the classification of such instruments as liabilities or equity by revising the certain guidance relative to evaluating if they must be accounted for as derivative instruments, and (2) the guidance on recognition and measurement of freestanding equity-classified instruments. The Company adopted ASU 2017-11 as of January 1, 2019 on a prospective basis. Refer to Note 15 for additional information.

In June 2018, the FASB issued ASU No. 2018-07, which largely aligns the measurement and classification guidance for share-based payments to nonemployees with the guidance for share-based payments to employees. ASU 2018-07 also clarifies that any share-based payment issued to a customer should be evaluated under ASC 606. The Company adopted ASU 2018-07 as of January 1, 2019 on a modified retrospective basis. There was no impact to the consolidated financial statements because the Company did not have material payments in the year ended December 31, 2019.

In December 2019, the FASB issued ASU No. 2019-12, which simplifies the accounting for income taxes by removing certain exceptions currently provided for in ASC 740 and by amending certain other requirements of ASC 740. The Company adopted ASU 2019-12 effective January 1, 2021. The effect of the adoption of ASU 2019-12 was not material.

In August 2020, the FASB issued ASU No. 2020-06, which simplifies the accounting for convertible instruments by reducing the number of accounting models for convertible debt instruments and convertible preferred stock. Limiting the accounting models results in fewer embedded conversion features being separately recognized from the host contract as compared with current U.S. GAAP.

Convertible instruments that continue to be subject to separation models are (1) those with embedded conversion features that are not clearly and closely related to the host contract, that meet the definition of a derivative, and that do not qualify for a scope exception from derivative accounting, and (2) convertible debt instruments issued with substantial premiums for which the premiums are recorded as additional paid-in capital. ASU 2020-06 also amends the guidance for the derivatives scope exception for contracts in an entity’s own equity to reduce form-over-substance-based accounting conclusions. The Company adopted ASU 2020-06 effective January 1, 2021. As the Company had no outstanding convertible instruments as of that date, the adoption of ASU 2020-06 had no effect.

Accounting Pronouncements Not Yet Adopted

In June 2016, the FASB issued ASU No. 2016-13, which requires the measurement and recognition of expected credit losses for financial assets held at amortized cost. ASU 2016-13 replaces the existing incurred loss impairment model with an expected loss model which requires the use of forward-looking information to calculate credit loss estimates. It also eliminates the concept of other-than-temporary impairment and requires credit losses related to available-for-sale debt securities to be recorded through an allowance for credit losses rather than as a reduction in the amortized cost basis of the securities. These changes will result in earlier recognition of credit losses. In November 2019, the FASB issued ASU 2019-10, which defers the effective date of ASU 2016-13 to fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, for public entities which meet the definition of a smaller reporting company on the date the ASU was issued. The Company will adopt ASU 2016-13 effective January 1, 2023. Management is currently evaluating the effect of the adoption of ASU 2016-13 on the consolidated financial statements. The effect will largely depend on the composition and credit quality of our investment portfolio and the economic conditions at the time of adoption.

In May 2021, the FASB issued ASU No. 2021-04, which provides guidance on modifications or exchanges of a freestanding equity-classified written call option that is not within the scope of another Topic. An entity should treat a modification of the terms or conditions or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange as an exchange of the original instrument for a new instrument, and provides further guidance on measuring the effect of a modification or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange. ASU 2021-04 also provides guidance on the recognition of the effect of a modification or an exchange of a freestanding equity-classified written call option that remains equity classified after modification or exchange on the basis of the substance of the transaction, in the same manner as if cash had been paid as consideration. The Company will adopt ASU 2021-04 on January 1, 2022. The Company has no freestanding equity-classified written call options. The effect will largely depend on the terms of written call options or financings issued or modified in the future.

In October 2021, the FASB issued ASU No. 2021-08, which will require companies to apply the definition of a performance obligation under ASC Topic 606 to recognize and measure contract assets and contract liabilities (i.e., deferred revenue) relating to contracts with customers that are acquired in a business combination. Under current U.S. GAAP, an acquirer generally recognizes assets acquired and liabilities assumed in a business combination, including contract assets and contract liabilities arising from revenue contracts with customers, at fair value on the acquisition date. ASU No. 2021-08 will result in the acquirer recording acquired contract assets and liabilities on the same basis that would have been recorded by the acquiree before the acquisition under ASC Topic 606. ASU No. 2021-08 is effective for fiscal years beginning after December 15, 2022, with early adoption permitted. The Company is currently evaluating the impact of this ASU on its financial statements and the effects will be based upon the contract assets and liabilities acquired in the future.